FINANCIAL RISK MANAGEMENT - Trade receivables (Details) - Trade and other receivables - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Less than 30 days
Credit risk
Expected credit loss rate	0.60%	0.80%
31 - 60 days
Credit risk
Expected credit loss rate	5.20%	4.30%
61 - 90 days
Credit risk
Expected credit loss rate	5.50%	8.40%
> 90 days
Credit risk
Expected credit loss rate	75.90%	72.90%
Cost
Credit risk
Financial assets	₽ 396	₽ 233
Cost | Less than 30 days
Credit risk
Financial assets	371	216
Cost | 31 - 60 days
Credit risk
Financial assets	12	8
Cost | 61 - 90 days
Credit risk
Financial assets	1	1
Cost | > 90 days
Credit risk
Financial assets	12	8
Allowance for expected credit losses
Credit risk
Financial assets	(12)	(8)
Allowance for expected credit losses | Less than 30 days
Credit risk
Financial assets	(2)	(2)
Allowance for expected credit losses | 31 - 60 days
Credit risk
Financial assets	(1)
Allowance for expected credit losses | > 90 days
Credit risk
Financial assets	₽ (9)	₽ (6)